Summary of Significant Accounting Policies - Other Intangible Assets not Acquired in Business Combination - Additional Information (Detail) - Software [member]	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, useful lives	3 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, useful lives	5 years